14. Employee, Officer and Director Benefit Plans	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
14. Employee, Officer and Director Benefit Plans

The subsidiary bank has a defined contribution investment 401(k) plan. Under this plan employees could elect to contribute, on a tax-deferred basis, up to a maximum of $17 ($23 for those employees eligible to make catch-up contributions). In addition, the subsidiary bank will match employees’ contributions up to three percent of each employee’s salary and match 50% of the next two percent contributed. The subsidiary bank’s contribution to the defined contribution investment 401(k) plan for 2011, 2010 and 2009 was $430, $442 and $438, respectively.

The subsidiary bank has an employee stock purchase program in which employees contribute through payroll deductions. These amounts are pooled and used to purchase shares of the Corporation’s common stock on a quarterly basis at the opening bid price on the last business day of the quarter.

The subsidiary bank also has a profit sharing plan. Annual contributions to the subsidiary bank’s plan are based on a formula. The total contribution is at the discretion of the Board of Directors. The cost of the profit sharing plan charged to operating expense was $0 in 2011 and 2010, and $142 in 2009.

Stock Based Compensation Plan

Additionally, the Corporation has non-qualified stock option plans (“the Plans”) for the benefit of employees and directors of the subsidiary bank, as well as directors of the Corporation. The plans permit the grant of share options and shares for up to 802,500 shares of common stock. The Corporation believes that such awards better align the interests of its employees and directors with those of its stockholders. Option awards are granted with an exercise price equal to the market price of the Corporation’s stock at the date of grant. The option awards generally vest based on three years of continuous service and have ten-year contractual terms.

The fair value of each option award is estimated on the date of grant using a Black-Scholes closed-form model that uses the assumptions noted in the following table. Expected volatility is based on historical volatility of the Corporation’s stock and other factors. The Corporation uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of the options granted is derived from the Corporation’s historical option exercise experience and represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The following assumptions were used in estimating the fair value for options granted in 2011, 2010 and 2009:

	2011	2010	2009
Expected volatility	.600	.360	.380
Expected dividends	0.00%	5.75%	3.56%
Expected term (in years)	7 yrs.	7 yrs.	3 yrs.
Risk-free rate	1.35%	2.71%	1.70%

A summary of option activity under the Plan as of December 31, 2011, 2010 and 2009, and changes during the years then ended, is presented as follows:

2011
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, beginning of year	555,277	$23.60
Granted	75,250	1.51
Exercised	-0-	n/a
Forfeited or expired	(270,219)	n/a
Outstanding, end of year	360,308	17.51	6.65 yrs.	$-0-
Options exercisable end of year	243,575	$24.39	5.27 yrs.	$-0-

The intrinsic value of the outstanding shares and the options exercisable noted above excludes 360 ,308 shares and 243,575 shares, respectively, which were anti-dilutive for 2011.

2010
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, beginning of year	523,211	$25.53
Granted	51,700	3.64
Exercised	-0-	n/a
Forfeited or expired	(19,634)	n/a
Outstanding, end of year	555,277	23.60	6.31 yrs.	$-0-
Options exercisable end of year	435,469	$27.22	5.51 yrs.	$-0-

The intrinsic value of the outstanding shares and the options exercisable noted above excludes 555,277 shares and 435,469 shares, respectively, which were anti-dilutive for 2010.

2009
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding, beginning of year	460,061	$27.53
Granted	63,150	10.91
Exercised	-0-	n/a
Forfeited or expired	-0-	n/a
Outstanding, end of year	523,211	25.53	6.89 yrs.	$-0-
Options exercisable end of year	375,994	$28.48	5.96 yrs.	$-0-

The intrinsic value of the outstanding shares and the options exercisable noted above excludes 523,211 shares and 375,994 shares, respectively, which were anti-dilutive for 2009.

The weighted-average grant date fair value of options granted during the years 2011, 2010 and 2009 was $68, $35 and $133, respectively. The total intrinsic value of options exercised was $0 during the years ended December 31, 2011, 2010 and 2009.

A summary of the status of the Corporation’s non-vested shares and changes during the year ended December 31, 2011, 2010 and 2009 is presented below:

	2011
	Shares	Weighted Average Grant-Date Fair Value
Non-vested, beginning of year	119,808	$1.09
Granted	75,250	0.90
Vested	(41,125)	1.08
Forfeited	(37,200)	0.99
Non-vested, end of year	116,733	$1.00

	2010
	Shares	Weighted Average Grant-Date Fair Value
Non-vested, beginning of year	147,217	$0.97
Granted	51,700	0.68
Vested	(72,309)	1.13
Forfeited	(6,800)	1.34
Non-vested, end of year	119,808	$1.09

	2009
	Shares	Weighted Average Grant-Date Fair Value
Non-vested, beginning of year	165,019	$0.59
Granted	63,150	2.11
Vested	(80,952)	1.09
Forfeited	-0-	n/a
Non-vested, end of year	147,217	$0.97

As of December 31, 2011, there was $ 136 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the plan. That cost is expected to be recognized over a weighted-average period of 3 years. The total fair value of shares vested during the years ended December 31, 2011, 2010 and 2009, was $44, $82 and $88, respectively.

During 2011 and 2010, 12,500 and 8,500 shares were granted under the plans in the form of nonvested shares at no cost to the officers. The nonvested shares vest annually over a five year restriction period, and the participant is not entitled to receive distribution on the nonvested shares during the five year period.

The fair value of nonvested shares is determined based on the market value of the Corporation’s shares on the grant date. The weighted average grant date fair value of awards granted during 2011 and 2010 was $1 .51 and $5.12.

A summary of the nonvested share activity during 2011 and 2010 is presented below.

	2011		2010
	Nonvested Shares	Weighted Average Grant-Date Fair Value	Nonvested Shares	Weighted Average Grant-Date Fair Value
Nonvested, beginning of year	8,500	$5.12	-0-	$-0-
Granted	12,500	1.51	8,500	5.12
Vested	-0-	-0-	-0-	-0-
Forfeited	(1,500)	(7.84)	-0-	-0-
Nonvested, end of year	19,500	$2.60	8,500	$5.12

At December 31, 2011, there was approximately $51 of total unrecognized compensation expense related to nonvested shares. The amount to be recognized as compensation expense during the next four fiscal years is approximately $12 and $11 per year as of December 31, 2011 and 2010, respectively. The total fair value of nonvested share awards vesting during 2010 is $0 as the shares first vest in January 2015.